Events after the balance sheet date (Details) € / shares in Units, € in Millions					1 Months Ended	12 Months Ended
	Feb. 12, 2026 EUR (€) € / shares	Feb. 12, 2026 £ / shares	Feb. 13, 2025 EUR (€)	Feb. 13, 2025 £ / shares	Feb. 28, 2026 EUR (€)	Dec. 31, 2025 € / shares	Dec. 31, 2025 £ / shares	Dec. 31, 2024 £ / shares
Unilever PLC
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividends declared per ordinary share (in pounds per share) | (per share)				£ 0.38		€ 1.82	£ 1.58	£ 1.48
Dividends declared			€ 1,121
Dividend declaration | Unilever PLC
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividends declared per ordinary share (in pounds per share) | (per share)	€ 0.47	£ 0.41
Dividends declared	€ 1,017
Share buyback declaration | Top of range
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Share buyback program authorized amount					€ 1,500